Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.9%
	BANKING — 10.7%
9,398	First Interstate BancSystem, Inc. - Class A	$376,202
19,835	Horizon Bancorp, Inc.	345,526
3,028	JPMorgan Chase & Co.	351,248
		1,072,976
	CHEMICALS — 2.2%
21,674	Element Solutions, Inc. *	217,173
	COMMERCIAL SERVICES — 2.3%
2,550	Brink's Co.	229,908
	DESIGN, MANUFACTURING & DISTRIBUTION — 3.2%
7,096	Avnet, Inc.	322,300
	DISTRIBUTORS - CONSUMER STAPLES — 2.7%
7,230	Core-Mark Holding Co., Inc.	270,619
	ELECTRICAL EQUIPMENT — 3.4%
3,714	TE Connectivity Ltd.	343,174
	GAMING, LODGING & RESTAURANTS — 2.9%
3,114	Starbucks Corp.	294,865
	HEALTH CARE FACILITIES & SERVICES — 4.7%
827	Anthem, Inc.	243,642
901	UnitedHealth Group, Inc.	224,358
		468,000
	HOME & OFFICE PRODUCTS — 6.7%
6,904	Fortune Brands Home & Security, Inc.	379,306
1,960	Snap-on, Inc.	299,115
		678,421
	INSURANCE — 3.4%
1,649	Berkshire Hathaway, Inc. - Class B *	338,754
	MANUFACTURED GOODS — 4.0%
13,318	TriMas Corp. *	399,407
	MEDIA — 10.3%
362	Alphabet, Inc. - Class A *	440,988
6,492	Fox Corp.	241,502
2,446	Walt Disney Co.	349,803
		1,032,293
	MEDICAL EQUIPMENT & DEVICES — 3.4%
3,312	Medtronic PLC	337,625
	OIL, GAS & COAL — 3.9%
3,171	Chevron Corp.	390,382

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PASSENGER TRANSPORTATION — 4.4%
7,315	Delta Air Lines, Inc.	$446,508
	REAL ESTATE — 3.7%
2,753	Howard Hughes Corp. *	371,655
	RETAIL - CONSUMER STAPLES — 2.1%
1,277	Casey's General Stores, Inc.	206,759
	RETAIL - DISCRETIONARY — 3.9%
7,273	TJX Cos., Inc.	396,815
	SOFTWARE — 2.9%
2,137	Microsoft Corp.	291,209
	SPECIALTY FINANCE — 7.1%
2,923	American Express Co.	363,534
3,961	Discover Financial Services	355,460
		718,994
	TECHNOLOGY SERVICES — 2.4%
2,086	CDW Corp.	246,482
	TRANSPORTATION & LOGISTICS — 3.2%
1,792	Union Pacific Corp.	322,470
	TRANSPORTATION EQUIPMENT — 1.4%
3,161	Allison Transmission Holdings, Inc.	145,248
	Total Common Stocks
	(Cost $6,704,310)	9,542,037

Principal Amount
	SHORT-TERM INVESTMENTS — 5.0%
$505,043	UMB Money Market Fiduciary, 0.25% [1]	505,043
	Total Short-Term Investments
	(Cost $505,043)	505,043
	TOTAL INVESTMENTS — 99.9%
	(Cost $7,209,353)	10,047,080
	Other Assets in Excess of Liabilities — 0.1%	9,242
	TOTAL NET ASSETS — 100.0%	$10,056,322

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.9%
	BRAZIL — 10.0%
82,300	Banco ABC Brasil S.A.	$386,657
24,284	Cosan Ltd. - Class A *	356,246
159,682	Duratex S.A.	525,942
84,744	Enauta Participacoes S.A.	294,219
171,600	Grendene S.A.	341,725
72,100	Iochpe Maxion S.A.	412,416
67,624	MRV Engenharia e Participacoes S.A.	359,348
		2,676,553
	CANADA — 2.8%
32,113	Fairfax India Holdings Corp. *,1	409,993
204,810	Gran Tierra Energy, Inc. *	332,091
		742,084
	CHILE — 0.9%
31,720	Salmones Camanchaca S.A.	247,835
	CHINA — 8.2%
70,000	China Pacific Insurance Group Co., Ltd. - Class H	298,582
482,000	China Railway Signal & Communication Corp. Ltd. - Class H [1]	321,789
23,000	Chlitina Holding Ltd.	180,448
36,500	ENN Energy Holdings Ltd.	375,451
311,000	Fosun International Ltd.	406,554
958,314	Goodbaby International Holdings Ltd. *	196,665
465,332	Red Star Macalline Group Corp. Ltd. - Class H [1]	405,675
		2,185,164
	COLOMBIA — 1.0%
22,320	Bancolombia S.A.	267,356
	FRANCE — 1.3%
6,256	Rubis SCA	352,542
	HONG KONG — 8.9%
777,000	Far East Consortium International Ltd.	368,708
333,000	Far East Horizon Ltd.	309,723
39,545	Global Cord Blood Corp.	228,570
127,000	Haier Electronics Group Co., Ltd.	298,485
239,000	NWS Holdings Ltd.	443,751
850,000	Sinopec Kantons Holdings Ltd.	341,967
382,798	Xinyi Glass Holdings Ltd.	385,874
		2,377,078
	INDIA — 6.1%
215,004	GAIL India Ltd.	401,396
326,592	India Grid Trust [1]	427,558

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
14,863	NIIT Technologies Ltd.	$259,248
346,092	Redington India Ltd.	538,869
		1,627,071
	INDONESIA — 2.8%
646,900	Bank Mandiri Persero Tbk P.T.	363,942
216,356	United Tractors Tbk P.T.	383,223
		747,165
	MALAYSIA — 1.3%
271,400	CIMB Group Holdings Bhd	333,020
	MEXICO — 3.4%
221,000	Concentradora Fibra Danhos S.A. de C.V. - REIT	299,951
219,400	Credito Real S.A.B. de C.V. SOFOM ER	253,817
238,300	Grupo Comercial Chedraui S.A. de C.V.	359,120
		912,888
	PHILIPPINES — 2.9%
1,430,900	Alliance Global Group, Inc.	436,779
231,590	Metropolitan Bank & Trust Co.	344,245
		781,024
	POLAND — 1.5%
37,490	Powszechny Zaklad Ubezpieczen S.A.	403,183
	SINGAPORE — 2.3%
324,000	Ascendas India Trust	332,465
32,500	BOC Aviation Ltd. [1]	279,998
		612,463
	SOUTH AFRICA — 5.1%
47,713	Barloworld Ltd.	400,364
57,988	Investec PLC	330,875
42,067	JSE Ltd.	376,479
677,804	KAP Industrial Holdings Ltd.	243,831
		1,351,549
	SOUTH KOREA — 13.1%
19,767	Cheil Worldwide, Inc.	451,111
16,316	i-SENS, Inc.	340,627
11,175	KB Financial Group, Inc.	408,355
6,508	LG Corp.	388,907
26,822	NICE Information Service Co., Ltd.	351,963
1,596	POSCO	300,818
5,511	S-1 Corp.	486,772

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
2,003	Samsung SDI Co., Ltd.	$417,129
4,858	Woongjin Coway Co., Ltd.	344,507
		3,490,189
	SPAIN — 1.3%
176,321	Prosegur Cash S.A. [1]	357,795
	TAIWAN — 13.1%
288,000	Fubon Financial Holding Co., Ltd.	398,149
241,000	Lite-On Technology Corp.	341,157
35,000	MediaTek, Inc.	350,078
25,000	Poya International Co., Ltd.	344,711
93,000	Sinbon Electronics Co., Ltd.	394,919
121,000	Tripod Technology Corp.	402,234
348,440	WPG Holdings Ltd.	460,256
260,398	WT Microelectronics Co., Ltd.	337,947
839,000	Yuanta Financial Holding Co., Ltd.	470,064
		3,499,515
	THAILAND — 2.4%
342,325	Bangchak Corp. PCL	335,708
52,200	Bangkok Bank PCL	306,698
		642,406
	TURKEY — 1.2%
98,775	Ulker Biskuvi Sanayi A.S. *	328,306
	UNITED ARAB EMIRATES — 2.5%
231,038	Aramex PJSC	276,752
255,767	Emaar Properties PJSC	383,226
		659,978
	UNITED KINGDOM — 1.8%
21,795	Mondi PLC	473,042
	Total Common Stocks
	(Cost $25,860,420)	25,068,206

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.3%
$1,156,927	UMB Money Market Fiduciary, 0.25%[2]	$1,156,927
	Total Short-Term Investments
	(Cost $1,156,927)	1,156,927
	TOTAL INVESTMENTS — 98.2%
	(Cost $27,017,347)	26,225,133
	Other Assets in Excess of Liabilities — 1.8%	486,363
	TOTAL NET ASSETS — 100.0%	$26,711,496

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,202,808, which represents 8.25% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	AUSTRALIA — 4.6%
132,888	Beach Energy Ltd.	$191,558
109,149	Orora Ltd.	252,215
70,017	Tassal Group Ltd.	246,431
		690,204
	DENMARK — 2.5%
8,029	ISS A/S	225,170
1,972	Schouw & Co. A/S	147,042
		372,212
	FINLAND — 1.8%
10,927	Kemira Oyj	161,169
21,366	Metsa Board Oyj	106,586
		267,755
	FRANCE — 4.9%
5,271	Alstom S.A.	227,026
17,649	Elior Group S.A. [1]	230,820
10,901	Elis S.A.	202,501
5,796	FIGEAC-AERO *	76,356
		736,703
	GERMANY — 11.8%
10,177	Deutsche EuroShop A.G.	275,353
1,950	Krones A.G.	110,830
3,458	Norma Group S.E.	124,186
13,522	PATRIZIA A.G.	261,226
1,379	Rheinmetall A.G.	156,487
7,738	RIB Software S.E.	166,550
2,713	Stroeer S.E. & Co. KGaA	213,724
10,152	TAG Immobilien A.G.	239,002
5,889	Talanx A.G.	247,129
		1,794,487
	HONG KONG — 0.9%
138,890	Xinyi Glass Holdings Ltd.	140,006
	IRELAND — 3.5%
9,476	Smurfit Kappa Group PLC	298,145
23,982	UDG Healthcare PLC	232,197
		530,342
	ITALY — 1.0%
7,651	Buzzi Unicem S.p.A.	155,498

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 27.5%
7,900	Aeon Delight Co., Ltd.	$235,391
9,230	Daiseki Co., Ltd.	219,335
6,500	Denka Co., Ltd.	187,060
11,080	DTS Corp.	242,197
12,100	Fujitec Co., Ltd.	150,840
3,800	Fukuda Denshi Co., Ltd.	249,747
9,700	FULLCAST Holdings Co., Ltd.	198,339
7,968	Hogy Medical Co., Ltd.	221,485
3,060	Horiba Ltd.	163,756
10,480	Kinden Corp.	158,537
2,260	Koito Manufacturing Co., Ltd.	112,985
5,150	Matsumotokiyoshi Holdings Co., Ltd.	171,428
11,000	Nichias Corp.	197,018
8,000	Nikkon Holdings Co., Ltd.	186,942
7,300	Nohmi Bosai Ltd.	148,703
10,800	OSG Corp.	214,366
4,090	Paramount Bed Holdings Co., Ltd.	156,424
6,713	Ship Healthcare Holdings, Inc.	301,657
20,400	Sun Frontier Fudousan Co., Ltd.	207,416
5,300	TKC Corp.	220,317
5,787	Zenkoku Hosho Co., Ltd.	225,729
		4,169,672
	LUXEMBOURG — 0.8%
3,471	Corestate Capital Holding S.A.	126,161
	NETHERLANDS — 3.9%
23,048	ForFarmers N.V.	181,210
5,998	GrandVision N.V. [1]	179,791
1,833	Koninklijke DSM N.V.	227,098
		588,099
	NORWAY — 6.0%
3,840	Aker A.S.A.	202,091
19,489	Atea A.S.A.	248,651
29,172	Austevoll Seafood A.S.A.	296,795
7,343	Norway Royal Salmon A.S.A.	160,495
		908,032
	SPAIN — 1.6%
12,383	Ebro Foods S.A.	248,838
	SWEDEN — 10.3%
87,398	Cloetta A.B. - B Shares	260,340
21,461	Dometic Group A.B. [1]	195,785

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
19,279	Granges A.B.	$191,964
7,535	Industrivarden A.B. - C Shares	163,696
32,468	Kungsleden A.B.	282,367
41,649	Nobina A.B. [1]	242,731
33,715	Scandi Standard A.B.	215,314
		1,552,197
	SWITZERLAND — 1.7%
20,807	EFG International A.G.	134,821
12,017	OC Oerlikon Corp. A.G.	128,614
		263,435
	UNITED KINGDOM — 13.3%
10,320	Avon Rubber PLC	168,172
38,806	Beazley PLC	271,019
7,551	Clarkson PLC	236,457
43,451	Clipper Logistics PLC	141,613
13,059	Close Brothers Group PLC	210,839
147,863	Coats Group PLC	143,403
36,791	Domino's Pizza Group PLC	110,561
174,942	Huntsworth PLC	212,747
49,293	Ibstock PLC [1]	138,336
20,222	Redrow PLC	137,611
44,032	Sabre Insurance Group PLC [1]	141,633
13,974	Safestore Holdings PLC - REIT	106,211
		2,018,602
	Total Common Stocks
	(Cost $15,145,636)	14,562,243

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$469,575	UMB Money Market Fiduciary, 0.25%2	469,575
	Total Short-Term Investments
	(Cost $469,575)	469,575
	TOTAL INVESTMENTS — 99.2%
	(Cost $15,615,211)	15,031,818
	Other Assets in Excess of Liabilities — 0.8%	117,825
	TOTAL NET ASSETS — 100.0%	$15,149,643

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,129,096, which represents 7.45% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 3.9%
	ENERGY — 0.4%
340	Chevron Corp.	$41,857
	FINANCIALS — 2.7%
2,410	Ares Capital Corp.	44,754
1,190	Blackstone Group, Inc. - Class A	57,096
1,530	First Hawaiian, Inc.	40,943
980	First Interstate BancSystem, Inc. - Class A	39,229
2,290	Golub Capital BDC, Inc.	41,518
530	JPMorgan Chase & Co.	61,480
		285,020
	HEALTH CARE — 0.4%
300	Johnson & Johnson	39,066
	TECHNOLOGY — 0.4%
370	Texas Instruments, Inc.	46,254
	Total Common Stocks
	(Cost $350,563)	412,197

Principal Amount
	CORPORATE BONDS — 48.9%
	COMMUNICATIONS — 3.0%
$100,000	Pacific Bell Telephone Co. 7.125%, 3/15/2026	121,655
200,000	TWDC Enterprises 18 Corp. 2.450%, 3/4/2022	201,389
		323,044
	CONSUMER DISCRETIONARY — 2.5%
150,000	L Brands, Inc. 5.625%, 10/15/2023	155,625
100,000	Starbucks Corp. 3.500%, 3/1/2028[1]	105,434
		261,059
	CONSUMER STAPLES — 1.5%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	155,597
	FINANCIALS — 26.8%
175,000	Apollo Investment Corp. 5.250%, 3/3/2025	176,768
125,000	Ares Capital Corp. 3.875%, 1/15/2020[1]	125,458
150,000	Bank of America Corp. 6.500% [1,2,3]	166,913

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$240,000	Charles Schwab Corp. 7.000% [1,2,3]	$264,410
150,000	Citigroup, Inc. 6.250% [1,2,3]	167,438
128,000	Goldman Sachs Group, Inc. 6.429% (3-Month USD Libor+388 basis points)[1,2,4]	128,320
300,000	JPMorgan Chase & Co. 6.750% [1,2,3]	332,758
325,000	M&T Bank Corp. 6.450% [1,2,3]	352,625
	MetLife, Inc.
100,000	5.250% [1,2,3]	101,125
100,000	6.400%, 12/15/2066[1]	115,954
250,000	Northern Trust Corp. 4.600% [1,2,3]	250,625
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,3]	158,229
	Wells Fargo & Co.
100,000	6.180% (3-Month USD Libor+377 basis points)[1,2,4]	100,625
200,000	5.875% [1,2,3]	219,000
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	176,709
		2,836,957
	HEALTH CARE — 0.9%
90,000	Thermo Fisher Scientific, Inc. 4.150%, 2/1/2024[1]	96,228
	INDUSTRIALS — 3.9%
100,000	Actuant Corp. 5.625%, 6/15/2022[1]	100,750
75,000	Amphenol Corp. 2.200%, 4/1/2020	74,831
100,000	Caterpillar, Inc. 3.900%, 5/27/2021	102,971
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	134,229
		412,781
	TECHNOLOGY — 6.9%
100,000	Apple, Inc. 3.000%, 2/9/2024[1]	103,183
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	185,542

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
	CDW LLC / CDW Finance Corp.
$160,000	5.000%, 9/1/2023[1]	$162,352
150,000	5.000%, 9/1/2025[1]	156,000
125,000	Motorola Solutions, Inc. 3.500%, 9/1/2021	126,656
		733,733
	UTILITIES — 3.4%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,3]	156,154
200,000	Southern Co. 5.500%, 3/15/2057[1,3]	207,230
		363,384
	Total Corporate Bonds
	(Cost $5,030,830)	5,182,783

Number of Shares
	EXCHANGE-TRADED FUNDS — 2.4%
1,430	Vanguard Intermediate-Term Corporate Bond ETF	128,457
1,550	Vanguard Short-Term Corporate Bond ETF	124,914
	Total Exchange-Traded Funds
	(Cost $241,454)	253,371
	PREFERRED STOCKS — 15.4%
	CONSUMER DISCRETIONARY — 1.2%
3,000	eBay, Inc. 6.000%, 2/1/2056[1]	81,180
2,000	Stanley Black & Decker, Inc. 5.750%, 7/25/2052[1]	51,800
		132,980
	CONSUMER STAPLES — 0.8%
	CHS, Inc.
1,000	7.100%[1,2,3]	27,030
2,000	7.500%[1,2]	54,760
		81,790
	FINANCIALS — 12.9%
2,000	American Financial Group, Inc. 6.250%, 9/30/2054[1]	51,500
2,000	American International Group, Inc. 5.850%[1,2]	54,420
	Bank of America Corp.
2,000	6.200%[1,2]	52,740

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
2,000	6.625%[1,2]	$50,640
2,000	Capital One Financial Corp. 6.700%[1,2]	51,160
2,000	Charles Schwab Corp. 6.000%[1,2]	54,080
	Citigroup, Inc.
2,000	6.300%[1,2]	53,020
1,500	6.875%[1,2,3]	42,750
2,000	Fifth Third Bancorp 6.625%[1,2,3]	56,340
2,000	Goldman Sachs Group, Inc. 6.300%[1,2]	54,380
2,000	Hartford Financial Services Group, Inc. 7.875%, 4/15/2042[1,3]	57,260
1,500	JPMorgan Chase & Co. 6.000%[1,2]	41,715
2,000	KeyCorp 6.125%[1,2,3]	58,200
	Morgan Stanley
2,000	6.625%[1,2]	51,160
1,500	7.125%[1,2,3]	42,735
4,000	Newtek Business Services Corp. 6.250%, 3/1/2023[1]	103,860
	Oaktree Capital Group LLC
2,000	6.550%[1,2]	53,620
2,000	6.625%[1,2]	53,640
2,000	PNC Financial Services Group, Inc. 6.125%[1,2,3]	53,840
4,000	Public Storage 5.875%[1,2]	105,920
3,000	State Street Corp. 6.000%[1,2]	76,560
1,000	U.S. Bancorp 6.500%[1,2,3]	27,020
2,000	Wells Fargo & Co. 6.000%[1,2]	52,160
2,300	Zions Bancorp N.A. 6.950%, 9/15/2028[1,3]	66,631
		1,365,351

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	UTILITIES — 0.5%
2,000	Southern Co. 6.250%, 10/15/2075[1]	$52,560
	Total Preferred Stocks
	(Cost $1,600,846)	1,632,681

Principal Amount
	U.S. TREASURY SECURITIES — 25.3%
	United States Treasury Note
$200,000	1.500%, 5/31/2020	199,000
100,000	2.125%, 6/30/2021	100,387
150,000	1.375%, 9/30/2023	147,111
250,000	2.125%, 9/30/2024	253,144
200,000	1.625%, 5/15/2026	196,094
650,000	2.250%, 8/15/2027	663,482
100,000	2.875%, 5/15/2028	107,055
200,000	2.625%, 2/15/2029	210,430
375,000	5.375%, 2/15/2031	502,573
225,000	United States Treasury Bond 4.375%, 5/15/2041	300,129
	Total U.S. Treasury Securities
	(Cost $2,586,414)	2,679,405
	SHORT-TERM INVESTMENTS — 3.3%
248,000	UMB Money Market Fiduciary, 0.25% [5]	248,000
100,000	United States Treasury Bill, 0.00%, 10/10/2019	99,602
	Total Short-Term Investments
	(Cost $347,588)	347,602
	TOTAL INVESTMENTS — 99.2%
	(Cost $10,157,695)	10,508,039
	Other Assets in Excess of Liabilities — 0.8%	82,180
	TOTAL NET ASSETS — 100.0%	$10,590,219

[1]	Callable.
[2]	Perpetual security. Maturity date is not applicable.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Advisory Research Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, and International Small Cap Value Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the International Small Cap Value Fund commenced investment operations on March 31, 2010, and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At July 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	International Small Cap Value Fund	Strategic Income Fund
Cost of investments	$7,262,593	$27,037,271	$16,153,470	$10,163,541

Gross unrealized appreciation	$2,844,205	$2,313,338	$726,119	$371,908
Gross unrealized depreciation	(59,718)	(3,125,476)	(1,847,771)	(27,410)
Net unrealized appreciation (depreciation) on investments	$2,784,487	$(812,138)	$(1,121,652)	$344,498

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,542,037	$-	$-	$9,542,037
Short-Term Investments	505,043	-	-	505,043
Total Investments	$10,047,080	$-	$-	$10,047,080

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$451,111	$-	$-	$451,111
Consumer Discretionary	1,457,996	1,197,656	-	2,655,652
Consumer Staples	935,261	180,448	-	1,115,709
Energy	982,556	1,030,217	-	2,012,773
Financials	2,754,276	6,247,776	-	9,002,052
Health Care	228,570	340,627	-	569,197
Industrials	1,552,795	765,540	-	2,318,335
Materials	769,773	1,542,957	-	2,312,730
Technology	-	3,853,800	-	3,853,800
Utilities	-	776,847	-	776,847
Total Common Stocks	9,132,338	15,935,868	-	25,068,206
Short-Term Investments	1,156,927	-	-	1,156,927
Total Investments	$10,289,265	$15,935,868	$-	$26,225,133

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2019 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$212,747	$213,724	$-	$426,471
Consumer Discretionary	487,518	2,233,087	-	2,720,605
Consumer Staples	362,356	1,565,536	-	1,927,892
Energy	-	191,558	-	191,558
Financials	523,197	2,364,080	-	2,887,277
Health Care	249,747	911,763	-	1,161,510
Industrials	605,171	1,905,966	-	2,511,137
Materials	-	1,858,077	-	1,858,077
Technology	248,652	629,064	-	877,716
Total Common Stocks	2,689,388	11,872,855	-	14,562,243
Short-Term Investments	469,575	-	-	469,575
Total Investments	$3,158,963	$11,872,855	$-	$15,031,818

*	The Fund did not hold any Level 3 securities at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$412,197	$-	$-	$412,197
Corporate Bonds[1]	-	5,182,783	-	5,182,783
Exchange-Traded Funds	253,371	-	-	253,371
Preferred Stocks[1]	1,632,681	-	-	1,632,681
U.S. Treasury Securities	-	2,679,405	-	2,679,405
Short-Term Investments	248,000	99,602	-	347,602
Total Investments	$2,546,249	$7,961,790	$-	$10,508,039

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.